LEASES	12 Months Ended
Mar. 31, 2022
Disclosure of leases [Abstract]
LEASES	LEASES
Leases as lessee

Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2020	$251.9	$138.8	$5.0	$0.2	$395.9
Additions and remeasurements	(2.3)	0.1	16.1	13.0	26.9
Additions – business combinations (Note 3)	13.1	49.5	—	—	62.6
Depreciation	(29.0)	(17.2)	(3.4)	(0.5)	(50.1)
Impairment	(9.2)	—	—	—	(9.2)
Purchase of assets under lease (Note 13)	—	(96.5)	—	—	(96.5)
Transfers and others	1.1	(0.6)	0.4	(0.2)	0.7
Foreign currency exchange differences	(13.6)	(8.2)	—	—	(21.8)
Net book value as at March 31, 2021	$212.0	$65.9	$18.1	$12.5	$308.5
Additions and remeasurements	59.4	60.0	0.2	—	119.6
Additions – business combinations (Note 3)	32.7	—	—	—	32.7
Depreciation	(31.2)	(13.8)	(2.6)	(0.8)	(48.4)
Impairment	(8.1)	—	—	—	(8.1)
Purchase of assets under lease (Note 13)	—	(21.7)	—	—	(21.7)
Transfers and others	(3.3)	0.5	(0.2)	—	(3.0)
Foreign currency exchange differences	(6.2)	(0.4)	—	—	(6.6)
Net book value as at March 31, 2022	$255.3	$90.5	$15.5	$11.7	$373.0
During the year ended March 31, 2022, depreciation of $46.0 million (2021 – $47.8 million) has been recorded in cost of sales and $2.4 million (2021 – $2.3 million) in selling, general and administrative expenses.

Short-term leases, leases of low-value assets and variable lease payments
During the year ended March 31, 2022, expenses of $15.4 million (2021 – $19.5 million) have been recognized in net income relating to short-term leases, leases of low-value assets and variable lease payments not included in the measurement of lease liabilities.

Leases as lessor

Operating Leases
As at March 31, 2022, the net book value of property, plant and equipment leased under operating leases to third parties was $51.8 million (2021 – $58.2 million).

Undiscounted lease payments to be received under operating leases are as follows:

	2022	2021
Less than 1 year	$36.3	$28.6
Between 1 and 2 years	24.1	24.1
Between 2 and 3 years	23.3	20.6
Between 3 and 4 years	21.0	20.2
Between 4 and 5 years	13.6	17.9
More than 5 years	26.8	28.9
Total undiscounted lease payments receivable	$145.1	$140.3
Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2022	2021
Less than 1 year	$24.9	$17.2
Between 1 and 2 years	12.0	17.2
Between 2 and 3 years	12.9	20.6
Between 3 and 4 years	11.1	10.6
Between 4 and 5 years	11.8	12.4
More than 5 years	114.5	124.8
Total undiscounted lease payments receivable	$187.2	$202.8
Unearned finance income	(59.1)	(65.2)
Discounted unguaranteed residual values of leased assets	(9.4)	(9.1)
Total investment in finance leases	$118.7	$128.5
Current portion (Note 10)	21.6	13.6
Non-current portion (Note 16)	$97.1	$114.9